SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jan. 26, 2023	Dec. 31, 2021
Cash and cash equivalents	$ 90,606	$ 345,777		$ 48,555
Assets held-in-trust, noncurrent	23,658,838	136,871,183	$ 24,000,000
Offering costs	7,738,161	7,738,161
Underwriting fees	2,645,000	2,645,000
Deferred underwriting fee	4,628,750	4,628,750
Initial public offering costs	$ 464,411	464,411
Stock redeemed, during period shares	11,037,272
Temporary equity, carrying amount, attributable to parent	$ 22,861,803	136,771,183
Accrued Excise Tax Redemptions	(1,140,683)
Federal deposit insurance corporation premium expense	250,000	250,000
Investments held in trust	$ 23,658,838	$ 136,871,183		0
Outstanding warrants		13,979,000
Unrecognized tax benefits		$ 0		0
Income tax penalties and interest accrued		0		$ 0
Common Class A [Member]
Stock Issued During Period Shares Stock Options Exercised	11,037,272
Stock Issued During Period Value Stock Options Exercised	$ 114,068,280
Exercise tax liability	1.00%
Accrued Excise Tax Redemptions	$ 1,140,683
Stock issued	13,979,000
Public Warrants [Member]
Warrant issuance cost	$ 1,358,457	1,358,457
Private Placement Warrants [Member]
Warrant issuance cost	$ 19,656	$ 19,656